COLT 2022-6 ABS-15G

Exhibit 99.59

Loan ID	Seller Loan ID	Dummy ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	XXXX	4350099283	XXXX	B	B	B	B	A	A	A	A	Closed	FCRE1133	XXXX	XXXX	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Acknowledged- - Due Diligence Vendor-XXXX Open-Purchase Contract Expiration Date of XXXX prior to Note Date of XXXX - Due Diligence Vendor-XXXX				XXXX FICO 10 months reserves		ATR/QM: Exempt	ATR/QM: Not Applicable	XXXX	XXXX	Investment	Purchase	NA